Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		92 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenues:
Grants	$ 62,439	$ 18,980	$ 157,340	$ 231,138	$ 366,368	$ 1,357,073	$ 4,151,342
Other							29,850
Total revenues	62,439	18,980	157,340	231,138	366,368	1,357,073	4,181,192
Expenses:
Research and development	936,278	680,688	1,330,516	1,304,909	2,967,278	3,195,662	11,747,739
General and administrative	1,252,849	425,547	1,926,170	748,450	1,442,483	1,160,750	5,692,539
Total expenses	2,189,127	1,106,235	3,256,686	2,053,359	4,409,761	4,356,412	17,440,278
Loss from operations	(2,126,688)	(1,087,255)	(3,099,346)	(1,822,221)	(4,043,393)	(2,999,339)	(13,259,086)
Interest income					452	342	11,182
Other income (expense)	(26)	(466)	(264)	(790)	(30)	(580)	5,700
Interest expense					(2,000)	(33,062)	(38,536)
Net loss	(2,126,714)	(1,087,721)	(3,099,610)	(1,823,011)	(4,044,971)	(3,032,639)	(13,280,740)
Deemed dividend on beneficial conversion feature for preferred stock			(2,214,911)		(691,812)		(691,812)
Accretion of preferred stock dividends	(93,764)		(93,764)
Net loss available to common stockholders	$ (2,220,478)	$ (1,087,721)	$ (5,408,285)	$ (1,823,011)	$ (4,736,783)	$ (3,032,639)	$ (13,972,552)